Debt - Line of Credit (Details) - USD ($) $ in Thousands			1 Months Ended						3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 12, 2022	Apr. 02, 2021	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 22, 2023
Line of Credit
Amount repaid											$ 900
Wells Fargo
Line of Credit
Amount borrowed												$ 1,400
Amount repaid												$ 1,400
B1 Bank
Line of Credit
Amount borrowed									$ 300		900
Amount repaid											$ 900
Revolving credit agreement | Wells Fargo
Line of Credit
Maximum credit commitment	$ 0	$ 15,000
Fee (as a percent)		0.375%
Amount borrowed							$ 1,000	$ 400
Amount repaid						$ 1,400
Interest expense	10
Termination fees	$ 51
Revolving credit agreement | Wells Fargo | Federal Funds Rate
Line of Credit
Interest rate basis spread		0.50%
Revolving credit agreement | Wells Fargo | Daily Floating LIBOR
Line of Credit
Interest rate basis spread		1.00%
Revolving credit agreement | Wells Fargo | LIBOR
Line of Credit
Interest rate basis spread		2.00%
Revolving credit agreement | B1 Bank
Line of Credit
Maximum credit commitment													$ 3,000
Amount borrowed				$ 600	$ 300
Amount repaid			$ 900
Interest expense										$ 52